Discontinued Operation - Additional Information (Detail) S/ in Millions, $ in Millions	Jun. 06, 2017 PEN (S/)	Jun. 06, 2017 USD ($)	Apr. 24, 2017 PEN (S/)	Apr. 24, 2017 USD ($)
GMD SA [member]
Disclosure Of Discontinued Operation [Line Items]
Percentage of interest in property	89.19%	89.19%
Agreed selling price	S/ 269.9	$ 84.7
Tecgas N.V. [member]
Disclosure Of Discontinued Operation [Line Items]
Percentage of interest in property			51.00%	51.00%
Agreed selling price			S/ 69.8	$ 21.5